EQUITY - Composition of share capital (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Preferred shares outstanding	10,141,892	9,836,873	8,389,462	8,268,215
Preferred shares
EQUITY
Preferred shares outstanding	10,141,892	9,836,873	8,389,462
Series Seed Preferred shares
EQUITY
Preferred shares outstanding	698,000	698,000	698,000
Series A1 Preferred shares
EQUITY
Preferred shares outstanding	1,314,285	1,314,285	1,314,285
Series A2 Preferred shares
EQUITY
Preferred shares outstanding	264,983	264,983	264,983
Series B Preferred shares
EQUITY
Preferred shares outstanding	2,352,445	2,352,445	2,352,445
Series C Preferred shares
EQUITY
Preferred shares outstanding	3,232,616	3,232,616	2,000,000
Ordinary shares
EQUITY
Preferred shares outstanding	2,279,563	1,974,544	1,759,749